SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of capital stock

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Without par value	●	None
		●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

Disclosure of dividends
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

		Dividend per
Date declared	Date paid	share (dollars)
January 24, 2019	April 1, 2019	0.50
April 18, 2019	July 2, 2019	0.50
June 5, 2019	October 1, 2019	0.50
October 23, 2019	January 2, 2020	0.50
		2.00

January 25, 2018	April 3, 2018	0.48
April 19, 2018	July 3, 2018	0.48
August 15, 2018	October 3, 2018	0.48
October 19, 2018	January 3, 2019	0.48
		1.92